Document and Entity Information	Apr. 19, 2022
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Apr. 19, 2022
Entity Registrant Name	PLUM ACQUISITION CORP. I
Entity Incorporation, State or Country Code	E9
Entity File Number	001-40218
Entity Tax Identification Number	98-1577353
Entity Address, Address Line One	2021 Fillmore St. #2089
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94115
City Area Code	415
Local Phone Number	683-6773
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001840317
Capital Units [Member]
Document Information [Line Items]
Title of 12(b) Security	Units, each consisting of one Class A Ordinary Share, $0.0001 par value, and one-fifth of one redeemable warrant
Trading Symbol	PLMIU
Security Exchange Name	NASDAQ
Class A Ordinary Shares [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A Ordinary Shares included as part of the units
Trading Symbol	PLMI
Security Exchange Name	NASDAQ
Warrants included as part of the units, each whole warrant exercisable for one Class A Ordinary Share at an exercise price of $11.50 [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants included as part of the units, each whole warrant exercisable for one Class A Ordinary Share at an exercise price of $11.50
Trading Symbol	PLMIW
Security Exchange Name	NASDAQ